Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
REVENUE, NET	$ 32,165,933	$ 36,951,923
COST OF REVENUE (including approximately $11,086,491 and $17,230,000 respectively, purchased from related party)	27,227,664	31,254,430
GROSS PROFIT	4,938,269	5,697,493
COMMISSIONS	133,240	155,574
SALARIES & WAGES	2,594,677	1,859,706
SETTLEMENT & WARRANT EXPENSE	769,353
OTHER OPERATING EXPENSES	2,709,009	2,340,163
INCOME (LOSS) FROM OPERATIONS	(1,268,010)	1,342,050
OTHER EXPENSE		(29,478)
INTEREST EXPENSE	(1,009,106)	(969,416)
NET INCOME (LOSS)	(2,277,116)	343,156
LESS: NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTEREST	(16,752)	(50,716)
NET INCOME (LOSS) ATTRIBUTABLE TO BLUE STAR FOODS CORP.	(2,260,364)	393,872
DIVIDEND ON PREFERRED STOCK	16,328
NET INCOME (LOSS) ATTRIBUABLE TO BLUE STAR FOODS CORP. COMMON SHAREHOLDERS	(2,276,692)	393,872
COMPREHENSIVE INCOME (LOSS):
TRANSLATION ADJUSTMENT ATTRIBUTABLE TO NON-CONTROLLING INTEREST	(38,622)	56,010
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO NON-CONTROLLING INTEREST	(55,374)	5,294
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO BLUE STAR FOODS CORP.	(2,260,364)	393,872
PRO FORMA DATA:
PRO FORMA INCOME TAX EXPENSE	3,004	214,321
PRO FORMA NET (LOSS) INCOME ATTRIBUTABLE TO BLUE STAR FOODS CORP.	(2,263,368)	179,551
PRO FORMA COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO BLUE STAR FOODS CORP.	$ (2,263,368)	$ 179,551
Loss per basic and diluted common share:
Basic net income (loss) per common share	$ (0.15)	$ 0.03
Basic weighted average common shares outstanding	15,147,384	15,000,000
Fully diluted net income (loss) per common share	$ (0.15)	$ 0.03
Fully diluted weighted average common shares outstanding	15,147,384	15,000,000